Parties-in-Interest Transactions and Related Party Transactions - Additional Information (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, fees paid	$ 139,630
Employee benefit plan, accrued dividend	93,873	$ 87,637
Trustees
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, fees paid	140,000
Investment Manager
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, fees paid	55,000
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan, dividend income earned	365,624
Employee benefit plan, accrued dividend	$ 93,873